Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Employees	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Gain on reduction of pension liability	$ 2,208,000	$ 0
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered under defined benefit pension plan	28
Gain on reduction of pension liability	(2,208,000)
Matching contribution by the company to the plan	100.00%
Percentage of employees' eligible compensation	6.00%
Company contribution to defined benefit plan	$ 400,000	$ 200,000	$ 100,000
Defined Benefit Pension Plan [Member] | Retired Employee [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered under defined benefit pension plan	2
Defined Benefit Pension Plan [Member] | Deferred Vested Termination [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered under defined benefit pension plan	4
Defined Benefit Pension Plan [Member] | Survivor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered under defined benefit pension plan	1